Expense Example - Significance Capital Enhanced Alpha ETF - Significance Capital Enhanced Alpha ETF Class	May 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	$ 192